Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2055 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2055 Fund - Class K
Bar Chart Table:
Annual Return 2019	26.59%
Annual Return 2020	17.90%
Annual Return 2021	16.30%
Annual Return 2022	(18.96%)